Accounts payable and other liabilities - Schedule of accounts payable and other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Accounts payable		$ 18,599	$ 27,160
Other payables	[1]	46,824	37,357
Accrued liabilities	[2]	72,328	86,433
Payroll liabilities		35,780	32,040
Provisions and contingent liabilities	[3]	38,310	48,734
Total		$ 211,841	$ 231,724

[1]	Other payables mainly consist of sales tax and value added tax payable and other miscellaneous payables.
[2]	Accrued liabilities mainly consist of general accrued expenses and external interest payable.
[3]	Provisions and contingent liabilities mainly consist of uncertain tax positions, allowance for credit losses related to financial guarantees and merchant overdrafts, and provisions recognized for certain litigation claims.